SUMMARY OF MATURITY OF BANK BORROWINGS (Details)	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 170,726
2026	90,012
2027	92,749
2028	58,479
2029	7,518
Total Bank Borrowings	$ 419,484